Consolidated statement of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Operating loss	[1]	$ (476,236)		$ (619,815)	[2]	$ (429,575)	[2]
Adjustments to reconcile operating loss to net cash (outflow)/inflow from operating activities:
Depreciation		49,564		39,366		28,536
Amortization		201,634		177,857		85,055
Non-cash employee benefits expense	[1]	219,932		168,347		158,007
Net gain on sale of non-current assets						(144)
Net exchange differences						(842)
Impairment losses on tangible assets				2,991
Impairment losses on intangible assets		11,779		36,269
Impairment of investments		134		235		5,000
Changes in working capital
Increase in receivables		(164,656)		(15,833)		(51,273)
Increase in inventories		(104,838)		(16,471)		(29,723)
Increase in payables		115,025		280,454		113,716
Changes in other assets and liabilities
Decrease/(increase) in non-current receivables		13,551		(1,453)		3,723
Increase/(decrease) in other liabilities		(44,227)		59,640		11,575
(Decrease)/increase in provisions		(68,128)		85,001		(4,252)
(Decrease)/increase in derivative financial instruments		5,663		(15,052)		(117)
Income taxes paid		(41,351)		(65,221)		(16,328)
Net cash (outflow)/inflow from operating activities		(282,154)		116,315		(126,642)
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired		(27,295)		(12,016)		(461,691)
Payments for property, plant and equipment		(28,854)		(26,839)		(39,512)
Proceeds on disposal of property, plant and equipment						272
Payments for intangible assets		(167,707)		(94,105)		(72,985)
Interest received		2,994		3,131		11,259
Investment in short-term investments		(100,000)
Dividends received from associate				60
Payments for investments		(9,794)		(2,872)		(20,846)
Net cash outflow from investing activities		(330,656)		(132,641)		(583,503)
Cash flows from financing activities
Proceeds from issue of shares, net of issue costs				50,000
Proceeds from exercise of employee share-based awards		36,833		62,899		8,654
Transaction costs paid relating to capital contribution from non-controlling interest		(25,000)
Repayment of the principal elements of lease payments		(26,251)		(19,051)		(19,127)
Proceeds from borrowings, net of issue costs				1,241,861
Dividends paid to holders of non-controlling interests		(23,016)		(20,515)
Interest and fees paid on loans		(32,791)		(54,154)		(4,776)
Acquisition of non-controlling interests		(18,514)
Settlement of equity-based awards		(6,119)
Capital contribution from non-controlling interest		500,000
Net cash (outflow)/inflow from financing activities		405,142		1,261,040		(15,249)
Net (decrease)/increase in cash and cash equivalents		(207,668)		1,244,714		(725,394)
Cash and cash equivalents at the beginning of the year		1,573,421	[3]	322,429		1,044,786
Effects of exchange rate changes on cash and cash equivalents		(2,625)		6,278		3,037
Cash and cash equivalents at end of year		$ 1,363,128		$ 1,573,421	[3]	$ 322,429

[1]	(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[3]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.